SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS (Details) - Warrants [member]	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.58%	3.84%
Expected volatility	120.48%	113.78%
Expected life	4 years 7 months 28 days	4 years 9 months 18 days
Expected dividend yield	0.00%	0.00%